CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIT) - USD ($) $ in Thousands		Class A Common Stock	Class V common stock	Treasury Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit	Total Stockholders' Deficit	Non-Controlling Interests	Members' Deficit	Total
Balance at beginning of year at Dec. 31, 2018	[1]									$ (2,539)	$ (2,539)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Members' contribution										15,545	15,545
Share-based compensation										6,066	6,066
Foreign currency translation adjustment										(10)	(10)
Net loss										(22,450)	(22,450)
Balance at end of the year at Dec. 31, 2019										(3,368)	(3,368)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Members' contribution										2,000	2,000
Share-based compensation										285	285
Foreign currency translation adjustment										(364)	(364)
Net loss										(12,943)	(12,943)
Balance at end of the year at Mar. 31, 2020										(14,390)	(14,390)
Balance at beginning of year at Dec. 31, 2019										(3,368)	(3,368)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Members' contribution										6,500	6,500
Share-based compensation										1,692	1,692
Disctribution to members										(5,192)	(5,192)
Settlement of share-based liability in exchange for RSILP Units										150,382	150,382
Foreign currency translation adjustment										(524)	(524)
Proceeds and shares issued in the Business Combination (Note 4)		$ 4	$ 16		$ (18,402)	$ 93	$ (44,571)	$ (62,860)	$ (209,147)	(14,215)	(286,222)
Proceeds and shares issued in the Business Combination (Note 4) (in shares)		44,792,517	160,000,000
Net loss							1,081	1,081	3,597	$ (136,323)	(131,645)
Balance at end of the year at Dec. 31, 2020		$ 4	$ 16		(18,402)	93	(43,490)	(61,779)	(205,550)		(267,329)
Balance at end of the year (in shares) at Dec. 31, 2020		44,792,517	160,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation					2,772			2,772	8,804		11,576
Share-based compensation (in shares)		571,239
Foreign currency translation adjustment						(143)		(143)	(481)		(624)
Issuance of Class A Common Stock upon exercise of Warrants		$ 2			75,372			75,374	184,521		259,895
Issuance of Class A Common Stock upon exercise of Warrants (in shares)		14,014,197
Settlement of earnout interests liability					83,093			83,093	281,695		364,788
Net loss							(17)	(17)	(59)		(76)
Balance at end of the year at Mar. 31, 2021		$ 6	$ 16	$ (850)	$ 142,835	$ (50)	$ (43,507)	98,450	266,315		364,765
Balance at end of the year (in shares) at Mar. 31, 2021		59,159,364	160,000,000	218,589
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Repurchase of Class A Common Stock				$ (850)				$ (850)	$ (2,615)		$ (3,465)
Repurchase of Class A Common Stock (in shares)				218,589

[1]	Previously reported amounts have been adjusted for the retroactive application of the recapitalization related to the Business Combination. Refer to Note 4 for further information.